UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: December 31, 2002

If amended report check here:      |_|;                   Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.



Name of Institutional Investment Manager Filing this Report:

Name:               The Baupost Group, L.L.C.
Business Address:   10 St. James Avenue, Suite 2000
                    Boston, MA 02116

13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  617-210-8300

Signature, Place and Date of Signing:
/s/  Paul C. Gannon
Paul C. Gannon, Boston Massachusetts, February 13, 2003



Report Type:

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $251,725
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE



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Form 13F INFORMATION TABLE



                                        TITLE                           SHARES OR
NAME OF ISSUER                            OF            CUSIP             VALUE      PRINCIPAL   TYPE  INVSTMNT OTHER     VOTING
                                        CLASS                           (x$1000)      AMOUNT           DISCRTN  MNGRS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------

ALADDIN KNOWLEDGE SYS LTD         ORD                   M0392N101        1,132       437,156    SH     SOLE    N/A        437,156
ALLEGHENY ENERGY INC              COM                   017361106        2,782       368,000    SH     SOLE    N/A        368,000
ALVARION LTD                      SHS                   M0861T100        2,385     1,275,239    SH     SOLE    N/A      1,275,239
ARENA PHARMACEUTICALS INC         COM                   040047102        6,510     1,000,000    SH     SOLE    N/A      1,000,000
ASCENTIAL SOFTWARE CORP           COM                   04362P108        9,600     4,000,000    SH     SOLE    N/A      4,000,000
AUDIOCODES LTD                    ORD                   M15342104        1,302       504,700    SH     SOLE    N/A        504,700
BANK UTD CORP LITIGATN CONT       RIGHT 99/99/9999      065416117          185     1,847,500    SH     SOLE    N/A      1,847,500
CATALYTICA ENERGY SYS INC         COM                   148884109        5,739     2,079,500    SH     SOLE    N/A      2,079,500
CITIBANK WEST FSB SAN FRAN C      2ND CONT LITIG        17306J301          737     1,842,000    SH     SOLE    N/A      1,842,000
CITIBANK WEST FSB SAN FRAN C      CONT LITIG REC        17306J202        2,718     1,941,200    SH     SOLE    N/A      1,941,200
CITIGROUP INC                     *W EXP 99/99/999      172967127        8,860     8,437,621    SH     SOLE    N/A      8,437,621
COAST FEDERAL LITIGATION TR       RIGHT 99/99/9999      19034Q110        1,001     2,781,400    SH     SOLE    N/A      2,781,400
CORVIS CORP                       COM                   221009103        8,161    11,495,000    SH     SOLE    N/A     11,495,000
DIME BANCORP INC NEW              *W EXP 99/99/999      25429Q110        1,668    13,783,218    SH     SOLE    N/A     13,783,218
DJ ORTHOPEDICS INC                COM                   23325G104        4,546     1,209,100    SH     SOLE    N/A      1,209,100
FIRST FED BANCSHARES INC DEL      COM                   32021B103          203        10,000    SH     SOLE    N/A         10,000
FOSTER WHEELER LTD                NOTE 6.500% 6/0       35024PAB8        7,678    34,900,000    SH     SOLE    N/A     34,900,000
GLENAYRE TECHNOLOGIES INC         COM                   377899109        2,565     2,250,000    SH     SOLE    N/A      2,250,000
GRACE W R & CO DEL NEW            COM                   38388F108        4,759     2,428,200    SH     SOLE    N/A      2,428,200
HUTTIG BLDG PRODS INC             COM                   448451104        4,478     1,571,300    SH     SOLE    N/A      1,571,300
NATIONAL HEALTH INVS INC          COM                   63633D104       22,226     1,382,185    SH     SOLE    N/A      1,382,185
NATUS MEDICAL INC DEL             COM                   639050103        3,328       834,000    SH     SOLE    N/A        834,000
NEUROGEN CORP                     COM                   64124E106        1,803       496,700    SH     SOLE    N/A        496,700
OCTEL CORP                        COM                   675727101        6,243       395,100    SH     SOLE    N/A        395,100
OMNOVA SOLUTIONS INC              COM                   682129101        3,018       749,000    SH     SOLE    N/A        749,000
PARAMETRIC TECHNOLOGY CORP        COM                   699173100        4,085     1,621,000    SH     SOLE    N/A      1,621,000
POLYONE CORP                      COM                   73179P106       11,654     2,972,900    SH     SOLE    N/A      2,972,900
QWEST COMMUNICATIONS INTL IN      COM                   749121109        5,156     1,031,100    SH     SOLE    N/A      1,031,100
RADVISION LTD                     ORD                   M81869105       20,234     3,377,975    SH     SOLE    N/A      3,377,975
RYERSON TULL INC NEW              COM                   78375P107        6,709     1,099,879    SH     SOLE    N/A      1,099,879
SABRE HLDGS CORP                  CL A                  785905100        5,158       284,800    SH     SOLE    N/A        284,800
SELECTICA INC                     COM                   816288104        6,750     2,500,000    SH     SOLE    N/A      2,500,000
SEPRACOR INC                      NOTE 5.750%11/1       817315AQ7       10,362    15,700,000    SH     SOLE    N/A     15,700,000
SEPRACOR INC                      SDCV 5.000% 2/1       817315AL8       14,375    23,000,000    SH     SOLE    N/A     23,000,000
SOUTHERN BANC INC                 COM                   842233108          458        30,500    SH     SOLE    N/A         30,500
SYCAMORE NETWORKS INC             COM                   871206108        2,890     1,000,000    SH     SOLE    N/A      1,000,000
TECO ENERGY INC                   COM                   872375100          511        33,000   PUT     SOLE    N/A         33,000
TELLIUM INC                       COM                   87967E107        2,368     3,700,000    SH     SOLE    N/A      3,700,000
TRANSMETA CORP DEL                COM                   89376R109        2,340     2,000,000    SH     SOLE    N/A      2,000,000
U S INDS INC NEW                  COM                   912080108       16,667     6,337,195    SH     SOLE    N/A      6,337,195
WYNDHAM INTL INC                  CL A                  983101106        4,971    21,612,546    SH     SOLE    N/A     21,612,546
XCEL ENERGY INC                   COM                   98389B100       23,410     2,128,200    SH     SOLE    N/A      2,128,200





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